Water And Wastewater Rates (Details) (USD $)	1 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 30, 2013	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 07, 2012 Pennsylvania Operating Division [Member]	Dec. 31, 2012 Pennsylvania Operating Division [Member]	Jan. 02, 2013 Pennsylvania Operating Division [Member]	Dec. 31, 2013 Other Subsidiaries [Member]	Dec. 31, 2012 Other Subsidiaries [Member]	Dec. 31, 2011 Other Subsidiaries [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Water And Wastewater Rates [Line Items]
Request for increase in revenue	$ 8,611,000
Percentage increase in revenue due to rate filings	19.20%	19.20%
Increase in annual revenue due to rate filings								16,700,000			9,431,000	17,923,000	6,311,000
Distribution system improvement charges								27,449,000
Distribution system improvement charges over base rate								7.50%	2.82%
Base rate increase designed to increase total operating revenues on an annual basis								44,149,000
Income tax benefit			22,690,000	66,881,000	69,111,000	74,940,000	63,626,000		33,565,000
Deferred income tax benefits			26,742,000	77,563,000	72,110,000
Tax deduction for qualifying capital expenditures prior to 2012				380,000,000
Amortization Of Income Tax Catch-Up Bonus			10.00%
Deferred Income Tax Benefit, Catch-Up Bonus			15,766,000
Distribution system improvement charges reset level upon new base rates								0		0
Annual rate increases of operating subsidiaries			17,923,000
Revenues realized											8,169,000	13,754,000	3,312,000
Infrastructure rehabilitation surcharges, capped percentage														5.00%	12.75%
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates			0.00%
Infrastructure rehabilitation surcharges			$ 3,205,000	$ 15,911,000	$ 15,937,000